UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04506
                                                     ---------

                           Phoenix Investment Trust 06
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,           John H. Beers, Esq.
    Counsel and Secretary for Registrant       Vice President and Counsel
       Phoenix Life Insurance Company        Phoenix Life Insurance Company
              One American Row                      One American Row
           Hartford, CT 06103-2899               Hartford, CT 06103-2899
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.



PHOENIX INVESTMENT TRUST 06
GLOSSARY
SEPTEMBER 30, 2007  (UNAUDITED)

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

Phoenix All-Cap Growth Fund


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)


                                      SHARES        VALUE
                                     --------   ------------

DOMESTIC COMMON STOCKS--85.1%

AEROSPACE & DEFENSE--1.6%
United Technologies Corp.              21,000   $  1,690,080

AIR FREIGHT & LOGISTICS--0.5%
Pacer International, Inc.(e)           30,000        571,500

APPLICATION SOFTWARE--1.4%
Adobe Systems, Inc.(b)(e)              36,000      1,571,760

ASSET MANAGEMENT & CUSTODY BANKS--2.3%
GAMCO Investors, Inc. Class A(e)       45,000      2,466,000

AUTOMOTIVE RETAIL--1.1%
Advance Auto Parts, Inc.(e)            35,000      1,174,600

BIOTECHNOLOGY--5.6%
Amgen, Inc.(b)(e)                      21,000      1,187,970
Celgene Corp.(b)(e)                     9,000        641,790
Genentech, Inc.(b)(e)                  19,000      1,482,380
Genzyme Corp.(b)                       23,000      1,425,080
Gilead Sciences, Inc.(b)(e)            32,000      1,307,840
                                                ------------
                                                   6,045,060
                                                ------------

BROADCASTING & CABLE TV--1.2%
Comcast Corp. Class A(b)(e)            56,000      1,354,080

CASINOS & GAMING--0.2%
Century Casinos, Inc.(b)(e)            35,000        213,325

COMMUNICATIONS EQUIPMENT--4.1%
Cisco Systems, Inc.(b)                 57,000      1,887,270
Corning, Inc.(e)                       65,000      1,602,250
Motorola, Inc.(e)                      54,000      1,000,620
                                                ------------
                                                   4,490,140
                                                ------------

COMPUTER HARDWARE--5.2%
Apple, Inc.(b)(e)                      11,000      1,688,940
Hewlett-Packard Co.                    36,000      1,792,440
Stratasys, Inc.(b)                     80,000      2,204,800
                                                ------------
                                                   5,686,180
                                                ------------

COMPUTER STORAGE & PERIPHERALS--2.3%
EMC Corp.(b)(e)                        69,000      1,435,200
SanDisk Corp.(b)(e)                    19,000      1,046,900
                                                ------------
                                                   2,482,100
                                                ------------



                                      SHARES        VALUE
                                     --------   ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.2%
Caterpillar, Inc.(e)                   16,000   $  1,254,880

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
MasterCard, Inc. Class A(e)             7,000      1,035,790

DISTRIBUTORS--0.8%
LKQ Corp.(b)(e)                        25,000        870,250

DIVERSIFIED CHEMICALS--0.7%
FMC Corp.(e)                           14,000        728,280

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.5%
Advisory Board Co. (The)(b)(e)         38,400      2,245,248
Corporate Executive Board Co.
  (The)(e)                             35,000      2,598,400
                                                ------------
                                                   4,843,648
                                                ------------

DRUG RETAIL--1.2%
CVS Caremark Corp.(e)                  32,000      1,268,160

EDUCATION SERVICES--1.6%
Strayer Education, Inc.(e)             10,000      1,686,300

HEALTH CARE EQUIPMENT--3.5%
Medtronic, Inc.(e)                     25,000      1,410,250
Quidel Corp.(b)(e)                    120,000      2,347,200
                                                ------------
                                                   3,757,450
                                                ------------

HEALTH CARE SERVICES--0.9%
Health Grades, Inc.(b)(e)              55,000        324,500
Nighthawk Radiology Holdings,
  Inc.(b)(e)                           25,000        612,750
                                                ------------
                                                     937,250
                                                ------------

HOTELS, RESORTS & CRUISE LINES--0.9%
Starwood Hotels & Resorts
  Worldwide, Inc.                      17,000      1,032,750

HOUSEHOLD PRODUCTS--1.6%
Colgate-Palmolive Co.                  24,000      1,711,680

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.1%
Resources Connection, Inc.             50,000      1,157,500

INDUSTRIAL MACHINERY--2.7%
Axsys Technologies, Inc.(b)            15,000        464,400
Danaher Corp.(e)                       18,000      1,488,780
Harsco Corp.                           17,000      1,007,590
                                                ------------
                                                   2,960,770
                                                ------------

INTERNET RETAIL--0.2%
Stamps.com, Inc.(b)(e)                 15,000        179,550

Phoenix All-Cap Growth Fund



                                      SHARES        VALUE
                                     --------   ------------

INTERNET SOFTWARE & SERVICES--2.2%
Internet Capital Group, Inc.(b)(e)     45,000   $    540,000
Liquidity Services, Inc.(b)(e)         45,000        494,550
WebSense, Inc.(b)(e)                   15,000        295,950
Yahoo!, Inc.(b)(e)                     41,000      1,100,440
                                                ------------
                                                   2,430,940
                                                ------------

INVESTMENT BANKING & BROKERAGE--2.2%
Goldman Sachs Group, Inc. (The)(e)      6,000      1,300,440
Merrill Lynch & Co., Inc.(e)           16,000      1,140,480
                                                ------------
                                                   2,440,920
                                                ------------

IT CONSULTING & OTHER SERVICES--1.2%
Cognizant Technology Solutions Corp.
  Class A(b)(e)                        17,000      1,356,090

LEISURE FACILITIES--1.1%
Life Time Fitness, Inc.(b)(e)          20,000      1,226,800

LEISURE PRODUCTS--0.6%
Polaris Industries, Inc.(e)            14,600        636,852

LIFE SCIENCES TOOLS & SERVICES--0.3%
Nektar Therapeutics(b)(e)              40,000        353,200

MOVIES & ENTERTAINMENT--1.2%
Walt Disney Co. (The)(e)               38,000      1,306,820

OFFICE SERVICES & SUPPLIES--0.8%
PeopleSupport, Inc.(b)(e)              70,000        837,200

OIL & GAS EXPLORATION & PRODUCTION--1.2%
XTO Energy, Inc.(e)                    22,000      1,360,480

PHARMACEUTICALS--6.8%
Abbott Laboratories(e)                 30,000      1,608,600
Allergan, Inc.                         20,000      1,289,400
Medicis Pharmaceutical Corp.
   Class A(e)                          60,000      1,830,600
MGI Pharma, Inc.(b)(e)                 30,000        833,400
Schering-Plough Corp.                  43,000      1,360,090
Sepracor, Inc.(b)(e)                   15,000        412,500
                                                ------------
                                                   7,334,590
                                                ------------

RESTAURANTS--1.6%
Texas Roadhouse, Inc. Class A(b)(e)    20,000        234,000
Yum! Brands, Inc.(e)                   44,000      1,488,520
                                                ------------
                                                   1,722,520
                                                ------------

SEMICONDUCTORS--6.6%
Broadcom Corp. Class A(b)(e)           44,000      1,603,360
Intel Corp.                            48,000      1,241,280
NVIDIA Corp.(b)(e)                     37,500      1,359,000
ON Semiconductor Corp.(b)(e)          150,000      1,884,000



                                      SHARES        VALUE
                                     --------   ------------

SEMICONDUCTORS--(CONTINUED)
Texas Instruments, Inc.(e)             28,000   $  1,024,520
                                                ------------
                                                   7,112,160
                                                ------------

SOFT DRINKS--4.4%
Hansen Natural Corp.(b)(e)             60,000      3,400,800
PepsiCo, Inc.                          18,000      1,318,680
                                                ------------
                                                   4,719,480
                                                ------------

SPECIALIZED FINANCE--1.1%
CME Group, Inc.(e)                      2,000      1,174,700

STEEL--1.0%
United States Steel Corp.(e)           10,000      1,059,400

SYSTEMS SOFTWARE--1.2%
Microsoft Corp.                        43,000      1,266,780

THRIFTS & MORTGAGE FINANCE--0.9%
Federal Agricultural Mortgage Corp.
  Class C                              35,000      1,027,600

TOBACCO--1.2%
Altria Group, Inc.                     19,000      1,321,070

TRADING COMPANIES & DISTRIBUTORS--0.7%
TransDigm Group, Inc.(b)(e)            16,000        731,360

WIRELESS TELECOMMUNICATION SERVICES--1.5%
American Tower Corp. Class A(b)(e)     38,000      1,654,519
------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $69,512,821)                     92,242,564
------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--11.4%

COMMUNICATIONS EQUIPMENT--2.3%
Research In Motion Ltd. (United
  States)(b)(e)                        18,000      1,773,900
Telefonaktiebolaget LM Ericsson
  Sponsored ADR (Sweden)               17,000        676,600
                                                ------------
                                                   2,450,500
                                                ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.0%
CNH Global NV (Netherlands)(e)         18,000      1,093,320

HEAVY ELECTRICAL EQUIPMENT--1.4%
ABB Ltd. Sponsored ADR (Switzerland)   59,000      1,547,570

OIL & GAS EQUIPMENT & SERVICES--1.5%
Schlumberger Ltd. ADR
  (Netherlands)(e)                     15,000      1,575,000

SEMICONDUCTOR EQUIPMENT--1.1%
ASML Holding NV NY Registered Shares
  (Netherlands)(b)(e)                  35,000      1,150,100

Phoenix All-Cap Growth Fund



                                      SHARES        VALUE
                                     --------   ------------
SEMICONDUCTORS--2.9%
O2Micro International Ltd.
  Sponsored ADR (Taiwan)(b)(e)        205,000   $  3,171,350

WIRELESS TELECOMMUNICATION SERVICES--1.2%
America Movil S.A.B. de C.V. ADR
  Series L (Mexico)(e)                 21,000      1,344,000
------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,908,350)                      12,331,840
------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--96.5%
(IDENTIFIED COST $77,421,171)                    104,574,404
                                                ------------

SHORT-TERM INVESTMENTS--27.7%

MONEY MARKET MUTUAL FUNDS--24.3%
State Street Navigator Prime Plus
  (5.30% seven-day effective
  yield)(d)                        26,292,440     26,292,440


                                    PAR VALUE
                                      (000)         VALUE
                                     --------   ------------

COMMERCIAL PAPER(f)--3.4%
UBS Finance Delaware LLC 4.75%,
  10/1/07                             $ 3,675   $  3,675,000
------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $29,967,440)                     29,967,440
------------------------------------------------------------

TOTAL INVESTMENTS--124.2%
(IDENTIFIED COST $107,388,611)                   134,541,844(a)

Other assets and liabilities, net--(24.2)%       (26,230,885)
                                                ------------
NET ASSETS--100.0%                              $108,310,959
                                                ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $29,162,622 and gross depreciation of $2,009,389 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $107,388,611.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Represents security purchased with cash collateral received for securities on loan.
(e) All or a portion of security is on loan.
(f) The rate shown is the discount rate.

Phoenix Small-Cap Growth Fund


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)



                                      SHARES       VALUE
                                     --------   ------------

DOMESTIC COMMON STOCKS--93.3%

AIR FREIGHT & LOGISTICS--1.1%
Pacer International, Inc.              86,000   $  1,638,300

ALTERNATIVE CARRIERS--2.0%
Cogent Communications Group, Inc.(b)  130,000      3,034,200

APPLICATION SOFTWARE--3.8%
Blackboard, Inc.(b)                    93,000      4,263,120
Smith Micro Software, Inc.(b)          98,000      1,573,880
                                                ------------
                                                   5,837,000
                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS--3.9%
GAMCO Investors, Inc. Class A         109,000      5,973,200

AUTOMOTIVE RETAIL--1.2%
Advance Auto Parts, Inc.               53,000      1,778,680

BIOTECHNOLOGY--0.9%
La Jolla Pharmaceutical Co.(b)        147,000        651,210
NPS Pharmaceuticals, Inc.(b)          129,000        741,750
                                                ------------
                                                   1,392,960
                                                ------------

CASINOS & GAMING--4.6%
Century Casinos, Inc.(b)              376,000      2,291,720
Multimedia Games, Inc.(b)              92,000        783,840
Scientific Games Corp. Class A(b)      82,000      3,083,200
Shuffle Master, Inc.(b)                55,000        822,250
                                                ------------
                                                   6,981,010
                                                ------------

COMPUTER HARDWARE--4.0%
Avid Technology, Inc.(b)               27,000        731,160
Stratasys, Inc.(b)                    196,000      5,401,760
                                                ------------
                                                   6,132,920
                                                ------------

DISTRIBUTORS--4.8%
LKQ Corp.(b)                          213,000      7,414,530

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--9.9%
Advisory Board Co. (The)(b)            79,000      4,619,130
Corporate Executive Board Co. (The)    86,000      6,384,640
Huron Consulting Group, Inc.(b)        57,000      4,139,340
                                                ------------
                                                  15,143,110
                                                ------------

EDUCATION SERVICES--2.7%
Strayer Education, Inc.                25,000      4,215,750



                                      SHARES       VALUE
                                     --------   ------------

HEALTH CARE EQUIPMENT--3.7%
Quidel Corp.(b)                       290,000   $  5,672,400

HEALTH CARE SERVICES--1.7%
Health Grades, Inc.(b)                150,000        885,000
Nighthawk Radiology Holdings,
  Inc.(b)                              70,000      1,715,700
                                                ------------
                                                   2,600,700
                                                ------------

HEALTH CARE SUPPLIES--0.7%
Immucor, Inc.(b)                       31,000      1,108,250

HOTELS, RESORTS & CRUISE LINES--1.4%
Ambassadors Group, Inc.                30,000      1,143,000
Ambassadors International, Inc.        42,000      1,029,420
                                                ------------
                                                   2,172,420
                                                ------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--2.0%
Resources Connection, Inc.            135,000      3,125,250

INDUSTRIAL MACHINERY--1.1%
Axsys Technologies, Inc.(b)            53,000      1,640,880

INTERNET RETAIL--0.8%
Stamps.com, Inc.(b)                   105,000      1,256,850

INTERNET SOFTWARE & SERVICES--9.5%
Equinix, Inc.(b)                       33,000      2,926,770
Internet Capital Group, Inc.(b)       260,000      3,120,000
j2 Global Communications, Inc.(b)     126,000      4,123,980
Kana Software, Inc.(b)                 66,050        206,736
Liquidity Services, Inc.(b)           246,980      2,714,310
Switch & Data Facilities Co., Inc.(b)  49,840        811,894
WebSense, Inc.(b)                      32,000        631,360
                                                ------------
                                                  14,535,050
                                                ------------

LEISURE FACILITIES--4.4%
Life Time Fitness, Inc.(b)             70,000      4,293,800
Vail Resorts, Inc.(b)                  40,000      2,491,600
                                                ------------
                                                   6,785,400
                                                ------------

LEISURE PRODUCTS--1.7%
MarineMax, Inc.(b)                     41,000        596,960
Polaris Industries, Inc.               45,000      1,962,900
                                                ------------
                                                   2,559,860
                                                ------------

LIFE SCIENCES TOOLS & SERVICES--1.5%
Nektar Therapeutics(b)                269,000      2,375,270

Phoenix Small-Cap Growth Fund



                                      SHARES       VALUE
                                     --------   ------------

OFFICE SERVICES & SUPPLIES--2.4%
PeopleSupport, Inc.(b)                305,000   $  3,647,800

PACKAGED FOODS & MEATS--0.6%
Hain Celestial Group, Inc. (The)(b)    29,000        931,770

PHARMACEUTICALS--6.6%
Barrier Therapeutics, Inc.(b)          34,000        205,360
Medicis Pharmaceutical Corp.
  Class A                             141,000      4,301,910
MGI Pharma, Inc.(b)                   146,000      4,055,880
Salix Pharmaceuticals Ltd.(b)          57,000        707,940
Sepracor, Inc.(b)                      32,000        880,000
                                                ------------
                                                  10,151,090
                                                ------------

RESTAURANTS--1.4%
Cheesecake Factory, Inc. (The)(b)      43,000      1,009,210
PF Chang's China Bistro, Inc.(b)       13,000        384,800
Texas Roadhouse, Inc. Class A(b)       62,000        725,400
                                                ------------
                                                   2,119,410
                                                ------------

SEMICONDUCTORS--4.7%
ON Semiconductor Corp.(b)             365,000      4,584,400
Semtech Corp.(b)                       46,000        942,080
Techwell, Inc.(b)                     156,000      1,656,720
                                                ------------
                                                   7,183,200
                                                ------------

SOFT DRINKS--4.7%
Hansen Natural Corp.(b)               126,000      7,141,680

SPECIALTY STORES--1.5%
Guitar Center, Inc.(b)                 38,000      2,253,400

THRIFTS & MORTGAGE FINANCE--1.7%
Federal Agricultural Mortgage Corp.
  Class C                              88,000      2,583,680

TRADING COMPANIES & DISTRIBUTORS--1.7%
TransDigm Group, Inc.(b)               57,000      2,605,470

WIRELESS TELECOMMUNICATION SERVICES--0.6%
InPhonic, Inc.(b)                     318,000        874,500
------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $94,991,117)                    142,865,990
------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--5.4%

APPLICATION SOFTWARE--0.3%
Retalix Ltd. (United States)(b)        24,000        443,760



                                      SHARES       VALUE
                                     --------   ------------

SEMICONDUCTORS--5.1%
O2Micro International Ltd.
  Sponsored ADR (Taiwan)(b)           503,000   $  7,781,410
------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,636,290)                       8,225,170
------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $99,627,407)                    151,091,160
                                                ------------


                                    PAR VALUE
                                      (000)         VALUE
                                    ---------   ------------

SHORT-TERM INVESTMENTS--1.5%

COMMERCIAL PAPER(d)--1.5%
UBS Finance Delaware LLC 4.75%,
  10/1/07                             $ 2,365   $  2,365,000
------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,365,000)                       2,365,000
------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $101,992,407)                   153,456,160(a)

Other assets and liabilities, net--(0.2)%           (333,779)
                                                ------------
NET ASSETS--100.0%                              $153,122,381
                                                ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $61,652,288 and gross depreciation of $10,229,331 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $102,033,203.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

PHOENIX INVESTMENT TRUST 06
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Phoenix Investment Trust 06 Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


     A. SECURITY VALUATION

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

          Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

          As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

          Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.


     B. FOREIGN SECURITY COUNTRY DETERMINATION

          A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.





Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Investment Trust 06
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 20, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 20, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date                       November 20, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.